Deposits (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deposits
Aggregate amounts of $100,000 or more	$ 2,888,043	$ 2,970,438
Aggregate amounts of deposits in the New York Agency	240,003	265,349
Interest expense on deposits in the New York Agency	$ 6,277	$ 5,937	$ 2,524